UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2010 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2010 (unaudited)

Shares		Value
COMMON STOCKS—93.06%

INDONESIA—1.71%
Automotive—1.71%
611,500	PT Astra International Tbk	2,356,208

MALAYSIA—1.28%
Construction—0.33%
1,100,000	Malaysian Resources Corp. Berhad *	455,574

Plantation—0.95%
269,700	Kuala Lumpur Kepong Berhad	1,311,861

Total Malaysia Common Stocks		1,767,435

SINGAPORE—86.95%
Banks—20.15%
2,473,022	Oversea-Chinese Banking Corp. Ltd.	14,432,644
1,031,000	United Overseas Bank Ltd.	13,341,618
		27,774,262

Commercial Services—1.40%
811,000	SIA Engineering Co. Ltd. †	1,930,196

Conglomerate—8.67%
201,600	Jardine Matheson Holdings Ltd.	6,048,000
2,878,000	Noble Group Ltd.	5,906,324
		11,954,324

Diversified—2.09%
169,500	Jardine Strategic Holdings Ltd.	2,884,890

E-Business—1.15%
3,000,000	Asiatravel.com Holdings Ltd.	1,581,929

Electrical Products & Computers—1.94%
4,290,000	CSE Global Ltd.	2,674,849

Electronic Components—3.36%
767,000	Venture Corp. Ltd.	4,629,273

Food, Beverage, Tobacco—0.90%
726,500	Olam International Ltd.	1,237,279

Health & Personal Care—3.97%
1,167,000	Wilmar International Ltd.	5,480,122

Industrial—2.48%
1,552,000	Singapore Technologies Engineering Ltd. †	3,417,309

See accompanying notes to financial statements.

1

Property Development—12.57%
1,364,000	Capitaland Ltd. †	3,751,765
180,000	City Developments Ltd.	1,374,996
1,509,000	Genting Singapore Plc., Ltd. *	1,139,801
1,387,000	Hongkong Land Holdings, Ltd.	6,505,030
1,012,000	Parkway Holdings Ltd.	1,947,055
2,084,000	Yanlord Land Group Ltd.	2,613,632
		17,332,279

Real Estate Investment Trust—1.73%
1,855,000	CDL Hospitality Trusts	2,379,307

Shipyards—6.88%
907,000	Keppel Corp. Ltd.	5,409,620
6,612,000	Otto Marine Ltd. *	2,214,444
787,000	Sembcorp Marine Ltd. †	1,861,859
		9,485,923

Telecommunications—7.61%
4,889,000	Singapore Telecommunications Ltd. †	10,486,258

Transportation - Air—4.81%
673,000	Singapore Airlines Ltd. †	6,627,612

Transportation - Land—2.71%
2,764,000	SMRT Corp., Ltd. †	3,742,188

Transportation - Marine—2.48%
1,396,000	Ezra Holdings Ltd.	2,108,897
1,064,000	Neptune Orient Lines Ltd. †	1,311,661
		3,420,558

Water Treatment Systems—2.05%
1,196,000	Hyflux Ltd.	2,820,936

Total Singapore Common Stocks		119,859,494

THAILAND—3.12%
Banks—1.96%
795,800	Bangkok Bank Public Co., Ltd. (Foreign)	2,704,350

Retail—1.16%
2,292,100	CP ALL Public Company Ltd. (NVDR)	1,592,457

Total Thailand Common Stocks		4,296,807

Total Common Stocks (Cost—$107,513,486)		128,279,944

Principal
Amount
(000)		Value
TIME DEPOSITS—0.14%

U.S. DOLLAR —0.14%
190	JPMorgan Chase Bank, 0.05%, due 2/1/10	190,000

See accompanying notes to financial statements.

2

Total Time Deposits (Cost—$190,000)

Total Investments—93.20% (Cost—$107,703,486)		128,469,944

Other assets less liabilities—6.80%		9,368,018

NET ASSETS
(Applicable to 9,493,516 shares of capital stock outstanding; equivalent to $13.91 per share)	–100.00%	$137,837,962

*	Non-income producing securities.

†	Deemed to be an affiliated issuer (see next page).

See accompanying notes to financial statements.

3

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	January 31,	January 31,	Dividend
Name of Affiliated Holding	2009	Cost	Cost	2010	2010	Income
Capitaland Ltd.	1,500,000	$—	$187,816	1,364,000	$3,751,765	$—
Neptune Orient Lines Ltd.	—	1,323,444	—	1,064,000	1,311,661	—
SIA Engineering Co. Ltd.	260,000	1,454,605	—	811,000	1,930,196	9,375
Sembcorp Marine Ltd.	1,700,000	—	1,300,643	787,000	1,861,859	—
Singapore Airlines Ltd.	—	6,830,758	—	673,000	6,627,612	—
Singapore Technologies Engineering Ltd.	—	3,332,181	—	1,552,000	3,417,309	—
Singapore Telecommunications Ltd.	6,602,000	—	2,331,282	4,889,000	10,486,258	291,624
SMRT Corp., Ltd.	2,764,000	—	—	2,764,000	3,742,188	34,824
Total					$33,128,848	$335,823

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical   assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 – Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Manager.  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs Instruments	Investments in Securities	Other Financial
Level 1 – Quoted Prices	$128,469,944	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$128,469,944	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2010 was $107,590,943, excluding short-term interest-bearing investments.  At January 31, 2010, the net unrealized appreciation on investments, excluding short-term securities, of $20,689,001 was composed of gross appreciation of $23,355,186 for those investments having an excess of value over cost, and gross depreciation of $2,666,185 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a - 3(b)) and Rule 13a - 15(b) or 15d - 15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: February 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 10, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: February 10, 2010
Masaaki Goto, Chairman